General	12 Months Ended
Dec. 31, 2020
Disclosure of general information about financial statements [text block] [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	General:

Formula Systems (1985) Ltd. (“Formula” or the “Company”) was incorporated in Israel and began its business operations in 1985. Since 1991, Formula’s ordinary shares, par value NIS 1.0 per share, have been traded on the Tel-Aviv Stock Exchange (“TASE”), and, in 1997, began trading through American Depositary Shares (“ADSs”) under the symbol “FORTY” on the NASDAQ Global Market in the United States until January 3, 2011, at which date the listing of Formula’s ADSs was transferred to the NASDAQ Global Select Market (“NASDAQ”). Each ADS represents one ordinary share of Formula. The Company is considered an Israeli resident. The controlling shareholder of the Company is Asseco Poland S.A. (“Asseco”), a Polish public company, traded on the Warsaw Stock Exchange.

b.	Formula is a global information technology holding company engaged, through its investees (collectively, the “Group”) in providing software services, proprietary and non-proprietary software solutions, software product marketing and support, computer infrastructure and integration solutions and training and integration. The Group operates through five directly held subsidiaries; Matrix IT Ltd. (“Matrix”), Sapiens International Corporation N.V (“Sapiens”), Magic Software Enterprises Ltd. (“Magic Software”), Insync Staffing Solutions, Inc. (“Insync”), Michpal Micro Computers (1983) Ltd. (“Michpal”) and Ofek Aerial Photography Ltd. (“Ofek”) and one jointly controlled entity: TSG IT Advanced Systems Ltd. (“TSG”).

c.	In March 2020, the World Health Organization categorized the novel coronavirus (“COVID-19”) as a pandemic. The COVID-19 pandemic has rapidly changed market and economic conditions globally, impacting the Company’s customers, employees, as well the Group’ s business results of operations, although the COVID-19 has not had a material negative impact on the Group’s business to date. The Company and its subsidiaries remain focused on protecting the health and wellbeing of their employees and the communities in which they operate, while assuring the continuity of their business operations.

d.	The following table presents the ownership of Formula’s directly held investees as of the dates indicated (the list consists only of active companies):

	Percentage of ownership
	December 31,
Name of Investee	2020	2019
Matrix	49.28	48.88
Sapiens(1)	43.96	47.91
Magic Software	45.53	45.34
Insync	90.09	90.09
Michpal	100	100
TSG(2)	50.00	50.00
Ofek	86.02	-

1.	On October 20, 2020, Sapiens completed a secondary public offering of its ordinary shares on the NASDAQ. Sapiens issued 3,898,304 shares at a price of $29.50 per share before issuance expenses and underwriting discounts. The total proceeds from the issuance amounted to $108,737, net of issuance expenses of $509. Following Sapiens secondary public offering, Formula’s interest in the share capital of Sapiens was diluted by 3.38%.

2.	TSG’s results of operations are reflected in the Company’s results of operations using the equity method of accounting.

e.	Definitions:

In these financial statements:

The Company	-	Formula Systems (1985) Ltd.

The Group	-	Formula Systems (1985) Ltd. and its investees.

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company.

Jointly controlled entities	-	Companies owned by various entities that have a contractual arrangement for joint control and are accounted for using the equity method of accounting.

Associates	-	Companies over which the Company has significant influence and that are not subsidiaries. The Company’s investment therein is included in the financial statements using the equity method of accounting.

Investees	-	Subsidiaries, jointly controlled entities and associates.

Interested parties and controlling shareholder	-	As defined in the Israeli Securities Regulations (Annual Financial Statements), 2010.

Related parties	-	As defined in IAS 24.